Equity Incentive Plans - Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plans
Total stock-based compensation expense	$ 1,418	$ 1,969	$ 2,493	$ 3,338	$ 2,818
Common stock options
Equity Incentive Plans
Total stock-based compensation expense			$ 2,493	$ 3,338	$ 2,818
Assumptions used to compute employee stock based compensation under the Black-Scholes option pricing model
Expected dividend yield (as a percent)			0.00%	0.00%	0.00%
Expected life (in years)			6 years 3 months	6 years 3 months	6 years 3 months
Unrecorded deferred stock-based compensation
Unrecorded deferred stock-based compensation balance related to stock options			$ 3,300
Weighted-average amortization period over which cost is expected to be recognized			2 years 9 months 18 days
Weighted average grant date fair value of options granted (in dollars per share)			$ 3.29
Common stock options | Cost of goods sold
Equity Incentive Plans
Total stock-based compensation expense			$ 133	$ 271	$ 14
Common stock options | Research and development
Equity Incentive Plans
Total stock-based compensation expense			372	490	651
Common stock options | Selling and marketing
Equity Incentive Plans
Total stock-based compensation expense			155	148	108
Common stock options | General and administrative
Equity Incentive Plans
Total stock-based compensation expense			$ 1,833	$ 2,429	$ 2,045
Common stock options | Minimum
Assumptions used to compute employee stock based compensation under the Black-Scholes option pricing model
Risk-free interest rate (as a percent)			1.71%	66.00%	0.40%
Expected volatility (as a percent)			107.00%	105.00%	65.00%
Common stock options | Maximum
Assumptions used to compute employee stock based compensation under the Black-Scholes option pricing model
Risk-free interest rate (as a percent)			4.22%	1.51%	1.68%
Expected volatility (as a percent)			118.00%	106.00%	106.00%
Unvested restricted stock units
Unrecorded deferred stock-based compensation
Unrecorded deferred stock-based compensation balance related to stock options			$ 68,000,000
Weighted-average amortization period over which cost is expected to be recognized			8 months 12 days